Analysis of Activity within the Allowance for Doubtful Accounts (Detail) (Allowance for Doubtful Accounts) In Thousands	12 Months Ended
	Mar. 31, 2011 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Valuation allowance at beginning of year	¥ 1,830,000	$ 22,008	¥ 2,311,000	¥ 2,246,000
Provision for doubtful accounts, net of reversal	26,000	313	31,000	349,000
Write-offs	(912,000)	(10,968)	(492,000)	(273,000)
Translation adjustment and other	69,000	830	(20,000)	(11,000)
Valuation allowance at end of year	¥ 1,013,000	$ 12,183	¥ 1,830,000	¥ 2,311,000